INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Holdings [Line Items]
Total	$ 58,545	$ 76,960
Held To Maturity unrecognized gain	60	42
Held To Maturity unrecognized loss	4,271	8,013
Held-to-Maturity Market Value	54,334	68,989
Investment Securities, Available-for-sale, Amortized Cost	4,182,075	3,512,652
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	20,053	3,458
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(230,196)	(332,334)
Investment Securities, Available-for-sale	3,971,932	3,183,776
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	99	99
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(4)	(9)
Investment Securities, Available-for-sale	95	90
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	0	83,224
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	(11,546)
Investment Securities, Available-for-sale	0	71,678
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	1,607,916	1,102,242
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	11,265	508
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(69,767)	(104,208)
Investment Securities, Available-for-sale	1,549,414	998,542
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	27,373	30,444
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	3,392	4,454
Held-to-Maturity Market Value	23,981	25,990
Investment Securities, Available-for-sale, Amortized Cost	394,129	382,727
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,212	26
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,741)	(25,381)
Investment Securities, Available-for-sale	381,600	357,372
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	6,088	7,007
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	499	788
Held-to-Maturity Market Value	5,589	6,219
Investment Securities, Available-for-sale, Amortized Cost	741,819	620,315
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	3,765	1,449
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(36,347)	(52,599)
Investment Securities, Available-for-sale	709,237	569,165
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	8,334	8,259
Held To Maturity unrecognized gain	60	42
Held To Maturity unrecognized loss	179	339
Held-to-Maturity Market Value	8,215	7,962
Investment Securities, Available-for-sale, Amortized Cost	706,668	630,813
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	931	357
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(89,509)	(109,904)
Investment Securities, Available-for-sale	618,090	521,266
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	568,366	555,484
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,817	998
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,639)	(22,379)
Investment Securities, Available-for-sale	556,544	534,103
Other securities
Investment Holdings [Line Items]
Total	16,750	31,250
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	201	2,432
Held-to-Maturity Market Value	16,549	28,818
Investment Securities, Available-for-sale, Amortized Cost	163,078	137,748
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,063	120
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(7,189)	(6,308)
Investment Securities, Available-for-sale	$ 156,952	$ 131,560